DISCONTINUED OPERATIONS - General information (Details) - CAD ($) $ in Millions			3 Months Ended
	Jan. 31, 2019	Jan. 24, 2019	Mar. 31, 2019	Jan. 22, 2019
Promissory note receivable, 4Degrees Inc colocation data centers operations sale
DISCONTINUED OPERATIONS
Principal amount				$ 261.6
Note receivable reimbursed	$ 100.0
4 Degrees Colocation Inc. data centers operations
DISCONTINUED OPERATIONS
Consideration from discontinued operations		$ 261.6
Gain on discontinued operations			$ 118.0
The amount deferred from the proceeds received on discontinued operations		$ 53.0